LOANS AND NOTES PAYABLE - Narrative (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 23, 2021
Debt Instrument [Line Items]
Common stock, issued (in shares)	100		100	100		100
Common stock, value, issued	$ 0		$ 0	$ 0
Galaxy Digital Holdings, LP
Debt Instrument [Line Items]
Interest expense, Short-term Borrowings	3,600,000	$ 2,500,000	11,500,000	2,200,000	$ 6,900,000
Notes interest expense	14,071,000	6,976,000	30,804,000	27,285,000	37,029,000
Galaxy Digital Holdings, LP | Senior Notes
Debt Instrument [Line Items]
Promissory note	847,500,000		847,500,000	445,000,000
Debt instrument, unamortized discount	17,400,000		18,500,000	7,500,000
Notes interest expense	14,100,000	7,000,000.0
Interest expense, long-term debt	5,900,000	$ 3,300,000	14,300,000	$ 13,400,000	$ 14,900,000
Galaxy Digital Holdings, LP | 2026 Exchangeable Notes | Senior Notes
Debt Instrument [Line Items]
Promissory note	$ 500,000,000		$ 500,000,000
Debt instrument, interest rate, stated percentage	3.00%		3.00%
Common stock, issued (in shares)	7,498.221		7,498.221
Common stock, value, issued	$ 250,000		$ 250,000
Debt instrument, unamortized discount	71,000,000		71,000,000
Payments of debt issuance costs	$ 13,400,000		$ 13,400,000
Debt instrument, interest rate, effective percentage	7.00%		7.00%
Galaxy Digital Holdings, LP | 2029 Exchangeable Notes | Senior Notes
Debt Instrument [Line Items]
Promissory note	$ 402,500,000		$ 402,500,000
Debt instrument, interest rate, stated percentage	2.50%		2.50%
Common stock, issued (in shares)	10,497.5856		10,497.5856
Common stock, value, issued	$ 250,000		$ 250,000
Debt instrument, unamortized discount	94,000,000		94,000,000
Payments of debt issuance costs	$ 13,600,000		$ 13,600,000
Debt instrument, interest rate, effective percentage	9.20%		9.20%